Three Bryant Park 1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

Richard Horowitz

Richard.Horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

April 21, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	iCapital KKR Private Markets Fund
File Nos. 333-263199 and 811-22963 Post-Effective Amendment No. 1 to the Registration Statement on Form N-2

Ladies and Gentlemen:

Our client, iCapital KKR Private Markets Fund (the “Fund”), has enclosed, pursuant to Rule 486(a) under the Securities Act of 1933, as amended (the “Securities Act”), Post-Effective Amendment (“PEA”) No. 1 to the Fund’s registration statement on Form N-2, together with all exhibits thereto (the “Registration Statement”), under the Securities Act and Amendment No. 24 to the Registration Statement under the Investment Company Act of 1940, as amended. This filing is being made for the purpose of: (i) updating certain financial information; (ii) filing required exhibits; and (iii) making changes to the Fund’s name and principal investment strategy.

Please contact me at (212) 698-3525 with any questions or comments.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz